                            AUXIER FOCUS FUND UPDATE
                                 BY JEFF AUXIER

Dear Fellow Shareholders:

It should be noted that your manager's conservatism during the recent turbulent market conditions somewhat inhibited the Fund's performance. Our conservatism was manifested in our decision to increase the cash component of the Fund's portfolio. The Fund's average cash balance was in excess of 30% this past year. However, as you will note in the "Management's Discussion of Fund Performance" section that follows, I am pleased to report that the Auxier Focus Fund, outperformed its S&P 500 Index benchmark for the 12 month period ending June 30, 2001. Additionally, I continue to add personal money and remain the Fund's largest shareholder.

Thank you for your confidence and support!

Sincerely,



J. Jeffrey Auxier
Portfolio Manager


Management's Discussion of Fund Performance

The table below summarizes the performance for the quarter, six months, and year ended June 30, 2001.

                                                                                              Average Annual
                                             3 Months        6 Months         12 Months         Total Retun
                                              Actual          Actual           Actual         Since Inception
                                              Return          Return           Return         (July 9, 1999)
                                           ----------------------------------------------------------------------
Auxier Focus Fund                              7.93%           8.65%           16.11%              7.97%
Standard & Poor's 500 Stock Index              5.85%          -6.70%          -14.83%             -5.55%

        Date          Auxier Focus Fund - $11,638         S&P 500 Index - $8,932
       7/9/99                              10,000                     10,000
      7/30/99                              10,020                      9,473
      8/31/99                              10,040                      9,426
      9/30/99                              10,070                      9,168
     10/29/99                              10,450                      9,748
     11/30/99                              10,260                      9,946
     12/31/99                              10,294                     10,531
      1/31/00                              10,414                     10,002
      2/29/00                              10,133                      9,813
      3/31/00                              10,575                     10,772
      4/28/00                              10,234                     10,448
      5/31/00                              10,013                     10,234
      6/30/00                              10,023                     10,486
      7/31/00                               9,913                     10,322
      8/31/00                              10,374                     10,963
      9/30/00                              10,464                     10,385
     10/31/00                              10,394                     10,341
     11/30/00                              10,173                      9,526
     12/31/00                              10,711                      9,573
      1/31/01                              10,976                      9,912
      2/28/01                              10,905                      9,009
      3/31/01                              10,782                      8,438
      4/30/01                              11,108                      9,093
      5/31/01                              11,556                      9,154
      6/30/01                              11,638                      8,932

This graph, prepared in accordance with SEC regulations, shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on July 9, 1999 (inception of the Fund) and held through June 30, 2001. The S&P 500 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the index. Performance figures reflect the change in value of the stocks in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

For a prospectus and more information, including charges and expenses, call toll free 1-877-328-9437. The prospectus should be read carefully before investing. Past performance does not guarantee future results.

Distributed by Unified Financial Securities, Inc., Member NASD, SIPC, 431 N. Pennsylvania St. Indianapolis, IN 46204.

STOCK SELECTION

The largest position in the Fund, Nova Corp. (a major credit card processor) was acquired by US Bank mid-year. We took a stake at an average price of $18.13 and were rewarded with a $31 cash buyout. I really like the economics of processor companies. They are predictable, high return businesses. Nova was purchased at a steep discount to what I determined was its "private market value".

   Top Ten Holdings of Net Asset Value as of 6/30/2001
Nova Corp.                                          4.71%
Waste Management, Inc.                              2.57%
Boston Scientific Corp.                             2.52%
Computer Sciences Corp.                             2.20%
Learning Tree International, Inc.                   2.14%
Viad Corp.                                          2.05%
Guidant Corp.                                       2.03%
Fleetboston Financial Corp.                         1.89%
General Motors Corp.                                1.88%
D.R. Horton, Inc.                                   1.83%

Total                                              23.82%

The following examples are given as an illustration of ideal stock-picking situations. The stock price is down due to a temporary misperception; the underlying fundamental economics are improving and the market has not caught on. Then, when the improvement is recognized, there is a dramatic upward revaluation in the stock price. I believe the risk is low in the transaction because the price paid is low versus the underlying value (margin of safety). The upside is attractive because of the degree of under valuation, the temporary nature of the decline, and the improving earnings picture.

o ________ H&R Block was purchased at ten times cash earnings. The fundamentals of the tax business were being overshadowed by poor capital allocation decisions of the management. The stock has consistently traded for over twenty times earnings in the past and appreciated from 35 to 64 (as of 6/30).

o ________ D.R. Horton has achieved 94 consecutive quarters of earnings gains. Despite this record, the stock was trading at a price earnings ratio of 7 times earning compare to the S&P 500 index which is trading at 23 times earning. The stock was purchased at 21, less than seven times 2001 earnings, and recently traded at 28.

o ________ Freddie Mac has had over ten consecutive years of double digit growth, yet the stock sold down to thirteen times earnings. Purchased at 45, it appreciated to 68 (as of 6/30).

o ________ ITT Educational Services has had seven consecutive years of over 15% growth. The fundamentals for educational services are very strong demographically. The stock traded down to 14 times earnings. Purchased at 19.27, its market value was 45 on 6/30.

These examples highlight the opportunities that exist in the marketplace today. The major indexes, in my view, are unattractive. The S&P 500 Index trades at 23 times earnings with negative earnings growth and questionable accounting for many companies. Conversely, companies in industries driven by favorable demographics, clean accounting and improving economics can reward the research-focused stock picker. I believe individual security selection will be the key to above-average returns going forward.

ECONOMIC OVERVIEW

The Federal Reserve continues to ease credit aggressively, having lowered rates another 1.25% over the past few months. This follows a dramatic over investment in the technology and telecom industries. The manufacturing sector is currently experiencing, as GE's Jack Welch called it, "the worst recession in twenty years." Housing continues to be a bright spot, with prices firm, immigration strong and mortgage refinancing vibrant. The companies in the S&P 500 Index continue their earnings recession, with earnings expected to be down by 17% in the second quarter.

GOOD NEWS

Energy prices are coming down. I wrote earlier in the year that in this world economy, if there is a surge in pricing, a flood of ------- capital soon follows. We have seen record capital spending follow the rise in energy prices. Natural gas prices have traded from $4 per MCF (thousand cubic feet) to $10 and back to $3. Drilling for natural gas in the first quarter of 2001 was at the highest level since the 1982 energy peak. Source: New York Times Money market balances stand at over $2 trillion. Money fund assets today make up 18% of the Wilshire 5000 Index, up from 12% last year. This is the highest ratio in a decade. Source: CS First Boston

Fannie Mae estimates $690 billion of mortgages will be refinanced this year, up from $225 billion last year. A potential $60 billion of equity can be taken out this year with possibly $40 billion going back into the economy.

Tax rate reductions (rebates) amounting to $300 per person / $600 per couple this year

IPO activity is at the lowest level since 1982 - speculation is being purged.

LOOKING FORWARD

It is wise to look at past industry investment boom-bust cycles: Oil in 1982, PC's in 1983, and Commercial Real Estate in 1989. The economy has been very resilient and there are usually opportunities of fundamental strength even amidst the prevailing gloom.

What investors often overlook is that an accommodative Federal Reserve can lead to upward valuations in companies that are achieving higher profits and sales. The key is to identify those exceptional businesses that sell at compelling price levels. In this slow, muddling economic environment, a steady growth rate can look very attractive.

In closing, Morningstar recently ranked the Auxier Focus Fund number 15 out of 1020 Large Blend Funds from August 17, 2000 to August 16, 2001. However, we caution against judging us on such a short-term horizon.


Auxier Focus Fund
Schedule of Investments - June 30, 2001
Common Stocks - 58.7%                              Shares                 Value

Air Courier Services - 1.1%
FedEx Corp. (a)                                    2,000            $         80,400
                                                                    -----------------
Biological Products (No Diagnostic Substances) - 0.2%
Amgen, Inc. (a)                                     200                       12,136
                                                                    -----------------
Cable & Other Pay Television Services - 0.3%
AT&T Corp. Liberty Media Group (a)                 1,000                      17,490
Cox Communication Inc. (a)                           100                       4,430
                                                                    -----------------
                                                                              21,920
                                                                    -----------------
Chemicals & Allied Products - 1.6%
Dow Chemical Co.                                   3,400                     113,050
                                                                    -----------------
Computer Peripheral Equipment, NEC - 0.3%
Infocus Corp. (a)                                  1,000                      20,390
                                                                    -----------------
Computers & Office Equipment - 0.2%
Hewlett-Packard Co.                                  400                      11,440
                                                                    -----------------
Construction, Mining & Materials
   Handling Machinery & Equip. - 1.4%
Dover Corp.                                        2,600                      97,890
                                                                    -----------------
Crude Petroleum & Natural Gas - 0.2%
Enron Corp.                                          300                      14,730
                                                                    -----------------
Cutlery, Handtools & General Hardware - 0.1%
Gillette Co.                                         300                       8,697
                                                                    -----------------
Electric Services - 0.3%
Southern Co.                                         800                      18,600
                                                                    -----------------
Electronic Computers - 0.5%
Ceridian Corp. (a)                                 2,000                      38,340
                                                                    -----------------
Federal & Federally-Sponsored Credit Agencies - 0.8%
Federal Home Loan Mortgage Corp.                     750                      51,038
Federal National Mortgage Association                100                       8,503
                                                                    -----------------
                                                                              59,541
                                                                    -----------------
Finance Services - 0.3%
Morgan Stanley Dean Witter & Co.                     300                      19,269
                                                                    -----------------

Fire, Marine & Casualty Insurance - 0.5%
Allstate Corp.                                       100                       4,399
Berkshire Hathaway, Inc.-Class B (a)                   7                      16,100
SAFECO Corp.                                         600                      17,700
                                                                    -----------------
                                                                              38,199
                                                                    -----------------
Auxier Focus Fund
Schedule of Investments - June 30, 2001 (continued)

Common Stocks - 58.7% (continued)                   Shares                  Value

Heating Equip, Except Elec & Warm Air &
   Plumbing Fixtures - 0.1%
Fortune Brands, Inc.                                  200           $          7,672
                                                                    -----------------

Iron & Steel Foundries - 0.1%
Precision Castparts Corp.                             200                      7,484
                                                                    -----------------

Misc. Shopping Goods Stores - 0.6%
Office Depot, Inc. (a)                              4,000                     41,520
                                                                    -----------------

Mortgage Bankers & Loan Correspondents - 0.3%
Resource Bancshares Mtg. Group, Inc.                3,200                     23,360
                                                                    -----------------

Motor Vehicle Parts & Accessories - 0.2%
Delphi Automotive Systems Corp.                     1,000                     15,930
                                                                    -----------------

Motor Vehicles & Passenger Car Bodies - 1.9%
General Motors Corp.                                2,075                    133,526
General Motors Corp. - Hughes Elect.                   78                      1,627
                                                                    -----------------
                                                                             135,153
                                                                    -----------------
National Commercial Banks - 5.1%
Bank One Corp.                                       200                       7,160
Citigroup, Inc.                                    1,493                      78,890
City Bank Lynnwood WA                              1,200                      32,400
Fleetboston Financial Corp.                        3,400                     134,130
US Bancorp                                         4,856                     110,668
                                                                    -----------------
                                                                             363,248
                                                                    -----------------
Newspapers: Publishing or Publishing & Printing - 1.2%
Gannett, Inc.                                        100                       6,590
Knight-Ridder, Inc.                                1,300                      77,090
                                                                    -----------------
                                                                              83,680
                                                                    -----------------
Operative Builders - 1.8%
D.R. Horton, Inc.                                  5,700                     129,390
                                                                    -----------------

Petroleum Refining - 0.4%
Chevron Corp.                                        300                      27,150
                                                                    -----------------
Pharmaceutical Preparations - 2.1%
Abbott Laboratories                                1,000                      48,000
American Home Products Corp.                         100                       5,875
Bristol Myers Squibb Co.                             800                      41,840
Schering-Plough Corp.                              1,500                      54,360
                                                                    -----------------
                                                                             150,075
                                                                    -----------------
Radio & TV Broadcasting & Communications Equipment - 0.5%
Motorola, Inc.                                     2,100                      34,776
                                                                    -----------------

Real Estate Investment Trusts - 0.4%
Plum Creek Timer Co., Inc.                         1,000                      28,130
                                                                    -----------------
Auxier Focus Fund
Schedule of Investments - June 30, 2001 (continued)

Common Stocks - 58.7% (continued)               Shares                    Value

Refuse Systems - 2.6%
Waste Management, Inc.                             5,900            $        181,838
                                                                    -----------------
Retail-Variety Stores - 0.6%
Costco Wholesale Corp. (a)                         1,000                      41,080
                                                                    -----------------
Retail-Catalog & Mail-Order Houses - 0.8%
CDW Computer Centers, Inc. (a)                     1,500                      59,565
                                                                    -----------------
Retail-Drug Stores & Proprietary Stores - 1.5%
CVS Corp.                                          2,500                      96,500
Rite Aid Corp. (a)                                 1,000                       9,000
                                                                    -----------------
                                                                             105,500
                                                                    -----------------
Retail-Eating Places - 1.7%
McDonald's Corp.                                   2,500                      67,650
Tricon Global Restaurant, Inc. (a)                   900                      39,510
Wendy's International, Inc.                          500                      12,770
                                                                    -----------------
                                                                             119,930
                                                                    -----------------
Retail-Family Clothing Stores - 0.1%
Gap, Inc.                                            200                       5,800
                                                                    -----------------

Retail-Grocery Stores - 1.9%
Albertson's, Inc.                                  2,350                      70,477
Kroger Co. (a)                                     2,400                      60,000
Tiffany & Co.                                        100                       3,622
                                                                    -----------------
                                                                             134,099
                                                                    -----------------
Retail-Radio TV & Consumer Electronics Stores - 1.8%
RadioShack Corp.                                   4,100                     125,050
                                                                    -----------------

Services-Advertising Agencies - 0.4%
Interpublic Group of Companies, Inc.               1,000                      29,350
                                                                    -----------------

Services-Business Services, NEC - 6.8%
Nova Corp. (a)                                    10,600                     333,370
Viad Corp.                                         5,500                     145,200
                                                                    -----------------
                                                                             478,570
                                                                    -----------------
Services-Commercial Physical & Biological Research - 0.9%
Edwards Lifesciences Corp. (a)                     2,500                      65,900
                                                                    -----------------

Services-Computer Integrated Systems Design - 2.2%
Computer Sciences Corp. (a)                        4,500                     155,700
                                                                    -----------------

Services-Computer Processing & Data Preparation - 0.1%
Arbitron, Inc. (a)                                   200                       4,820
                                                                    -----------------

Services-Computer Programming, Data Processing, Etc. - 0.1%
AOL Time Warner, Inc. (a)                            150                       7,950
                                                                    -----------------

Auxier Focus Fund
Schedule of Investments - June 30, 2001 (continued)

Common Stocks - 58.7% (continued)                 Shares                   Value

Services-Educational Services - 3.2%
ITT Educational Services, Inc. (a)                 1,650            $         74,250
Learning Tree International, Inc. (a)              6,600                     151,536
                                                                    -----------------
                                                                             225,786
                                                                    -----------------
Services-Personal Services - 0.7%
H & R Block, Inc.                                    800                      51,640
                                                                    -----------------

Services-Prepackaged Software - 1.0%
Equifax, Inc.                                        500                      18,340
Microsoft Corp. (a)                                  400                      29,200
Novell, Inc. (a)                                   4,000                      22,760
                                                                    -----------------
                                                                              70,300
                                                                    -----------------
State Commercial Bank - 0.4%
J. P. Morgan Chase & Co.                             300                      13,341
Washington Mutual, Inc.                              450                      16,897
                                                                    -----------------
                                                                              30,238
                                                                    -----------------
Surgical & Medical Instruments & Apparatus - 4.6%
Boston Scientific Corp. (a)                       10,500                     178,500
Guidant Corp. (a)                                  4,000                     144,000
                                                                    -----------------
                                                                             322,500
                                                                    -----------------
Telephone & Telegraph Apparatus - 0.1%
Avaya, Inc. (a)                                       33                         452
Corning, Inc.                                        500                       8,355
                                                                    -----------------
                                                                               8,807
                                                                    -----------------
Telephone Communications (No Radiotelephone)  - 2.2%
AT&T, Corp.                                        1,600                      35,200
Century Telephone Enterprises, Inc.                1,200                      36,360
Lucent Technologies, Inc.                          1,000                       6,210
Sprint Corp.                                       1,800                      38,448
Telefonos De Mexico SA (c)                           700                      24,563
Worldcom, Inc. (a)                                   800                      11,968
Worldcom, Inc. MCI Group                              53                         853
                                                                    -----------------
                                                                             153,602
                                                                    -----------------
Television Broadcasting Stations - 1.1%
Grupo Televisa, S.A. (a)                           1,900                      76,019
                                                                    -----------------

Trucking & Courier Services (No Air) - 0.9%
United Parcel Service, Inc. - Class B              1,100                      63,580
                                                                    -----------------

Water Transportation - 0.1%
Carnival Corp.                                       300                       9,210
                                                                    -----------------

Wholesale-Motor Vehicle & New Parts - 0.4%
Visteon Corp.                                      1,500                      27,570
                                                                    -----------------

TOTAL COMMON STOCKS (Cost $3,707,124)                                      4,156,574
                                                                    -----------------


Auxier Focus Fund
Schedule of Investments - June 30, 2001 (continued)

Unit Investment Trust - 0.5%                       Shares                 Value
S&P 500 Depository Receipts                           100           $         12,278
Semiconductor Holders Trust                           100                      4,820
The Financial Select Sector SPDR Fund                 500                     14,200
                                                                    -----------------
TOTAL UNIT INVESTMENT TRUST (Cost $33,975)                                    31,298
                                                                    -----------------

Preferred Stocks - 0.6%
Central Power & Light 4.00%                           305                     18,300
Telebras HOLDRs (TBH) Telecomunicacoes Brasileiras SA 200                      9,350
Western Resources, Inc. 4.25%                         300                     15,375
                                                                    -----------------
TOTAL PREFERRED STOCK (Cost $47,018)                                          43,025
                                                                    -----------------


Corporate Bonds - 3.1%
Finova Capital Corp. Senior Notes 7.625% 9/21/09    21,000                    19,423
Finova Capital Corp. Unsecured Notes 5.875% 10/15/0130,000                    28,557
Georgia Pacific Corp. 7.70%  6/15/2015              70,000                    66,182
Pacific Gas and Electric Co. 7.875% 3/01/2002       40,000                    37,400
Pacific Gas and Electric 6.25% 3/01/2004            80,000                    69,200
                                                                    -----------------
TOTAL CORPORATE BONDS (Cost $220,976)                                        220,762
                                                                    -----------------



                                                 Principal
                                                    Value
Money Market Securities - 40.2%
Firstar U.S. Treasury Money Market Fund, 3.43% (b)
    (Cost $2,849,021)                             2,849,021                2,849,021
                                                                    -----------------

TOTAL INVESTMENTS - 103.1%  (Cost $6,858,114)                              7,300,680
                                                                    -----------------
Liabilities in excess of other assets - (3.1)%                              (216,565)
                                                                    -----------------
TOTAL NET ASSETS - 100.0%                                                $ 7,084,115
                                                                    =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2001.
(c) American Depositary Receipt.

Auxier Focus Fund                                                                    June 30, 2001
Statement of Assets & Liabilities


Assets
Investment in securities (cost $6,858,114)                                                   $ 7,300,680
Cash                                                                                               2,239
Receivable for fund shares sold                                                                    1,185
Dividends receivable                                                                               4,984
Interest receivable                                                                                6,871
                                                                                      -------------------
   Total assets                                                                                7,315,959

Liabilities
Accrued investment advisory fee                                                                    8,935
Payable for investments purchased                                                                222,909
                                                                                      -------------------
   Total liabilities                                                                             231,844
                                                                                      -------------------
Net Assets                                                                                   $ 7,084,115
                                                                                      ===================


Net Assets consist of:
Paid-in capital                                                                              $ 6,611,829
Accumulated undistributed net investment income                                                   35,713
Accumulated net realized loss on investments                                                      (5,993)
Net unrealized appreciation on investments                                                       442,566
                                                                                      -------------------
Net Assets, for 620,032 shares                                                               $ 7,084,115
                                                                                      ===================


Net Asset Value

Net asset value, offering and redemption price per share ($7,084,115 / 620,032)                  $ 11.43
                                                                                      ===================

Auxier Focus Fund
Statement of Operations
for the year ended June 30, 2001


Investment Income
Dividend income                                                                 $ 24,066
Interest income                                                                   71,861
                                                                         ----------------
Total Income                                                                      95,927


Expenses
Investment advisory fee                                                           44,484
Trustees' fees                                                                     2,100
                                                                         ----------------
Total expenses before reimbursement                                               46,584
Reimbursed expenses                                                               (2,100)
                                                                         ----------------
Total operating expenses                                                          44,484
                                                                         ----------------
Net Investment Income                                                             51,443
                                                                         ----------------

Realized & Unrealized Gain
Net realized loss on investment securities                                        (6,003)
Change in net unrealized appreciation
   on investment securities                                                      497,474
                                                                         ----------------
Net realized & unrealized gain on investment securities                          491,471
                                                                         ----------------
Net increase in net assets resulting from operations                           $ 542,914
                                                                         ================

Auxier Focus Fund
Statement of Changes in Net Assets


                                                                                   For the year           For the period
                                                                                  ended June 30,          ended June 30,
                                                                                       2001                  2000 (a)
                                                                                -------------------     -------------------
Increase (Decrease) in Net Assets
Operations
   Net investment income                                                                  $ 51,443                $ 14,099
   Net realized gain (loss) on investment securities                                        (6,003)                  5,975
   Change in net unrealized appreciation (depreciation)                                    497,474                 (54,908)
                                                                                -------------------     -------------------

   Net increase (decrease) in net assets resulting from operations                         542,914                 (34,834)
                                                                                -------------------     -------------------
Distributions to shareholders
   From net investment income                                                              (26,392)                 (3,437)
   From capital gains                                                                       (5,965)                      -
                                                                                -------------------     -------------------
   Total distributions                                                                     (32,357)                 (3,437)
                                                                                -------------------     -------------------
Share Transactions
   Net proceeds from sale of shares                                                      5,255,592               1,370,891
   Shares issued in reinvestment of distributions                                           32,294                   3,437
   Shares redeemed                                                                         (50,370)                    (15)
                                                                                -------------------     -------------------
Net increase in net assets resulting
   from share transactions                                                               5,237,516               1,374,313
                                                                                -------------------     -------------------
Total increase in net assets                                                             5,748,073               1,336,042
                                                                                -------------------     -------------------

Net Assets
   Beginning of period                                                                   1,336,042                       0
                                                                                -------------------     -------------------
   End of period [including accumulated undistributed net
   investment income of $35,713 and $10,662, respectively]                             $ 7,084,115             $ 1,336,042
                                                                                ===================     ===================

Shares of capital stock of the Fund sold and redeemed:
  Shares sold                                                                              488,135                 133,350
  Shares reinvested                                                                          3,080                     337
  Shares redeemed                                                                           (4,869)                     (1)
                                                                                -------------------     -------------------
Net increase in number of shares outstanding                                               486,346                 133,686
                                                                                ===================     ===================

(a) For the period July 9, 1999 (commencement of operations) through June 30, 2000.

Auxier Focus Fund
Financial Highlights


                                                        For the year             Period ended
                                                       ended June 30,              June 30,
                                                            2001                   2000 (c)
                                                     -------------------      -------------------
Selected Per Share Data
Net asset value, beginning of period                             $ 9.99                  $ 10.00
                                                     -------------------      -------------------
Income from investment operations
   Net investment income                                           0.17                     0.18
   Net realized and unrealized gain (loss)                         1.43                    (0.16)
                                                     -------------------      -------------------
Total from investment operations                                   1.60                     0.02
                                                     -------------------      -------------------

Less distributions:
   Distributions from net investment income                       (0.13)                   (0.03)
   Distributions from net realized gains                          (0.03)                    0.00
                                                     -------------------      -------------------
Total distributions                                               (0.16)                   (0.03)
                                                     -------------------      -------------------
Net asset value, end of period                                  $ 11.43                   $ 9.99
                                                     ===================      ===================

Total Return                                                     16.11%                    0.23% (a)

Ratios and Supplemental Data
Net assets, end of period (000)                                 $ 7,084                  $ 1,336
Ratio of expenses to average net assets                           1.35%                    1.35% (b)
Ratio of expenses to average net assets
   before reimbursement                                           1.41%                    1.62% (b)
Ratio of net investment income to
   average net assets                                             1.56%                    1.84% (b)
Ratio of net investment income to
   average net assets before reimbursement                        1.50%                    1.57% (b)
Portfolio turnover rate                                          41.46%                  192.04% (b)

(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized.
(c)  For the period July 9, 1999 (commencement of operations) through June 30, 2000.

                                Auxier Focus Fund
                          Notes to Financial Statements
                                  June 30, 2001


NOTE 1.  ORGANIZATION

     The Auxier Focus Fund (the "Fund") was organized as a non-diversified series of the AmeriPrime Funds (the "Trust") on February 2, 1999 and commenced operations on July 9, 1999. The Trust is established under the laws of Ohio by on Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund's investment objective is to provide long term capital appreciation. The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of the series of funds currently authorized by the Trustees.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Fund's advisor (the "Advisor") the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

 Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


                                Auxier Focus Fund
                          Notes to Financial Statements
                            June 30, 2001 - continued


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Auxier Asset Management, LLC, 8050 S. W. Warm Springs, Suite 130, Tualatin, OR 97062 (the "Advisor"), serves as investment advisor to the Fund. As of September 30, 2000, the Advisor managed approximately $173 million in assets. J. Jeffrey Auxier is President and Chief Investment Officer of the Advisor and is responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended June 30, 2001, the Advisor received a fee of $44,484 from the Fund. The Advisor has contractually agreed to limit the total annual operating expenses of the Fund to an annual rate of 1.35% of its average net assets through October 31, 2001. For the year ended June 30, 2001, the Advisor reimbursed expenses of $2,100.

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger, AmeriPrime Financial Services, Inc. served as Administrator to the Fund. The result of this merger is now Unified Fund Services, Inc. ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement.

     Prior to December 31, 2000, the Fund had retained Ameriprime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the fiscal year ended June 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of Ameriprime Financial Securities, Inc. and Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

     For the year ended June 30, 2001, purchases and sales of investment securities, other than short term investments, aggregated $4,037,720 and $758,734, respectively. As of June 30, 2001, the gross unrealized appreciation for all securities totaled $584,457 and the gross unrealized depreciation for all securities totaled $141,891 for a net unrealized appreciation of $442,566. The aggregate cost of securities for federal income tax purposes at June 30, 2001 was $6,858,114.


                                Auxier Focus Fund
                          Notes to Financial Statements
                            June 30, 2001 - continued


NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2001, Charles Schwab & Co. held 71.68% of the outstanding Fund shares in an omnibus account for the benefit of others.

                        INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Auxier Focus Fund (a series of the AmeriPrime Funds)

We have audited the accompanying statement of assets and liabilities of the Auxier Focus Fund, including the schedule of portfolio investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended, and the period from July 9, 1999 (commencement of operations) to June 30, 2000 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of June 30, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Auxier Focus Fund as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended, and the period from July 9, 1999 (commencement of operations) to June 30, 2000, in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
July 24, 2001

                            GJMB Growth Fund








                               Annual Report
                               June 30, 2001







                               Fund Advisor :

                        Gamble, Jones, Morphy & Bent
                     301 East Colorado Boulevard, Suite 802
                         Pasadena, California 91101








For a prospectus and more information, including charges and expenses, call toll free 1-888-912-4562. The Prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member NASD, SIPC, 431 N. Pennsylvania St. Indianapolis, IN 46204.

                            GJMB Growth Fund

                    Fund Report dated June 30, 2001

Dear Fellow Shareholders:

         We continue to be encouraged about the outlook for equities in the months ahead, due in large part to the Federal Reserve's aggressive strategy to bring interest rates down and re-stimulate our economy. It continues to be the case however, where consumers are still purchasing goods and services, yet business customers are deferring their capital expenditures, primarily in the area of technology infrastructure. We believe that we are nearing the end of this down cycle; however, we are continually upgrading the holdings in our portfolio to best reflect our outlook.

         Over the last several months, the market has reacted dramatically to the realization that the earnings outlook of twelve months ago was obviously too optimistic. We believe in the concept of long term investing and therefore tend to look beyond the current earnings reports for potential long term opportunities. Sometimes, the best opportunities are found as a result of the near-sighted nature of much of the investing arena. We try to take advantage of price weakness in the quality stocks which we are enthusiastic about and hope that they will be next year's successes for our Fund.

         Although we are currently maintaining a moderate cash balance, we feel that long term investors most likely be rewarded by those companies that have a proven track record over the long term. We feel that the companies listed in our "Ten Largest Equity Holdings" are very representative of our total Fund holdings.

    We appreciate your continued confidence in our investment strategy.

    Best regards,



Thomas S. Jones
Principal - Gamble, Jones, Morphy & Bent


Christopher E. Morphy
Principal - Gamble, Jones, Morphy & Bent



Fund Performance

         We are pleased to present you with the investment results of the GJMB Growth Fund (the "Fund") for the Fund's fiscal year ended June 30, 2001. The Fund's average annual total return from December 31, 1998 through June 30, 2001 was 1.67%, net of all fees. While this result was slightly ahead of the 1.05% return of the market capitalization weighted Standard & Poor's 500 Index for the same period, we believe it is also reflective of just how tough the market environment has been over the last 15 months. To a large extent, the Fund's negative investment results over the last 12 months were a result of the overall stock market environment. Additionally, the Fund's continued focus on those areas of the economy where we expect to realize superior long term results, namely technology and telecom stocks, contributed to our negative relative results over this time period. The Fund's investment results are compared below with the Standard & Poor's 500 Index.

     Returns for the Periods Ended June 30, 2001

                                                                                     Average Annual Total
                                                                12 Months           Return Since Inception
Fund/Index                         Year-to-Date               Actual Return           (December 31, 1998)
GJMB Growth Fund                      -8.75%                     -18.19%                     1.67%
S&P 500 Index                         -6.70%                     -14.83%                     1.05%

     Comparison of the Change in Value of a $200,000 investment in the GJMB Growth Fund and the unmanaged S&P 500 Index.

                          GJMB Growth Fund     S&P 500 Index
                          - $208,444           - $205,312
           12/31/98            200,000           200,000
            3/31/99            206,600           209,963
            6/30/99            220,400           224,760
            9/30/99            216,000           210,738
           12/31/99            251,177           242,080
            3/31/00            256,401           247,624
            6/30/00            254,794           241,047
            9/30/00            248,565           238,710
           12/31/00            228,434           220,046
            3/31/01            201,989           193,969
            6/30/01            208,444           205,312

This chart shows the value of a hypothetical initial investment of $200,000 in the Fund and the S&P 500 Index on December 31, 1998 and held through June 30, 2001. The S&P 500 Index is widely recognized unmanaged indices of common stock prices and is representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in the indices. Performance figures reflect the change in value of the stocks in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Portfolio Overview (as of June 30, 2001)
Industry Sector Weightings                                Ten Largest Equity Holdings
Industrials                            5.3%               Home Depot, Inc.                         4.2%
Consumer Discretionary                 9.8%               Microsoft Corp.                          4.0%
Consumer Staples                       6.6%               Walt Disney, Co.                         3.4%
Health Care                            8.9%               Procter & Gamble Co.                     3.4%
Financials                            11.5%               Bank of America Corp.                    3.3%
Information Technology                28.4%               Coca-Cola Co.                            3.3%
Telecom Services                       7.0%               International Business Machines, Inc.    3.1%
Cash Equivalents                      22.5%               American International Group, Inc.       3.1%
                                                          Oracle Corp.                             3.0%
                                                          AT&T Corp.                               2.8%
Total                                 100.0%              Total                                   33.6%


GJMB Growth Fund
Schedule of Investments - June 30, 2001


Common Stocks - 78.6%                                          Shares                         Value

Aircraft - 2.8%
Boeing Co.                                                          6,300                      $ 350,280
                                                                                        -----------------
Beverages - 3.3%
Coca-Cola Co.                                                       9,300                        418,500
                                                                                        -----------------
Computer & Office Equipment - 5.8%
Hewlett-Packard Co.                                                12,000                        343,200
International Business Machines, Inc.                               3,500                        397,250
                                                                                        -----------------
                                                                                                 740,450
                                                                                        -----------------
Computer Communications Equipment - 2.0%
Cisco Systems, Inc. (a)                                            14,000                        254,800
                                                                                        -----------------

Computer Storage Devices - 1.9%
EMC Corp. (a)                                                       8,000                        234,000
                                                                                        -----------------

Electronic Computers - 1.9%
Sun Microsystems, Inc. (a)                                         15,600                        245,232
                                                                                        -----------------

Fire, Marine & Casualty Insurance - 3.1%
American International Group, Inc.                                  4,600                        391,046
                                                                                        -----------------

Instruments for Measurement & Testing
  of Electricity & Electric Signals - 2.3%
Agilent Technologies, Inc. (a)                                      9,000                        292,500
                                                                                        -----------------

Motor Vehicle Parts & Accessories - 2.7%
Honeywell International, Inc.                                       9,700                        338,530
                                                                                        -----------------

Motor Vehicles & Passenger Car Body Manufacturing - 2.4%
Ford Motor Co.                                                     12,301                        301,990
                                                                                        -----------------

National Commercial Banks - 8.5%
Bank of America Corp.                                               7,000                        420,210
Citigroup, Inc.                                                     6,300                        332,892
U.S. Bancorp                                                       14,547                        331,526
                                                                                        -----------------
                                                                                               1,084,628
                                                                                        -----------------
Pharmaceutical Preparations - 9.0%
Abbott Laboratories                                                 6,200                        297,600
American Home Products Corp.                                        5,100                        299,625
Bristol-Myers Squibb Co.                                            5,600                        292,880
Merck & Co., Inc.                                                   4,000                        255,640
                                                                                        -----------------
                                                                                               1,145,745
                                                                                        -----------------
Prepackaged Software - 7.0%
Microsoft Corp. (a)                                                 7,000                        511,000
Oracle Corp. (a)                                                   20,100                        381,900
                                                                                        -----------------
                                                                                                 892,900
                                                                                        -----------------
Radio & TV Broadcasting & Communications Equipment - 2.7%
Motorola, Inc.                                                     20,800                        344,448
                                                                                        -----------------

Radio Telephone Communications - 2.1%
Vodafone Group PLC (c)                                             12,000                        268,200
                                                                                        -----------------

GJMB Growth Fund
Schedule of Investments - June 30, 2001 (Continued)


Common Stocks - 78.6% (continued)                              Shares                         Value

Retail - Lumber & Other Building Materials Dealers - 4.2%
Home Depot, Inc.                                                   11,200                      $ 529,088
                                                                                        -----------------

Semiconductor & Related Devices - 5.1%
Intel Corp.                                                        11,300                        330,525
Texas Instruments, Inc.                                            10,000                        319,000
                                                                                        -----------------
                                                                                                 649,525
                                                                                        -----------------
Services-Miscellaneous Amusement & Recreation - 3.4%
Walt Disney Co.                                                    15,000                        433,350
                                                                                        -----------------

Soap, Detergents, Cleaning Preparations,
  Perfumes & Cosmetics - 3.4%
Procter & Gamble Co.                                                6,700                        427,460
                                                                                        -----------------

Telephone Communications (No Radio Telephone) - 5.0%
AT&T Corp.                                                         16,000                        352,000
WorldCom, Inc. (a)                                                 20,000                        284,000
                                                                                        -----------------
                                                                                                 636,000
                                                                                        -----------------

TOTAL COMMON STOCKS (Cost $11,286,931)                                                         9,978,672
                                                                                        -----------------

                                                              Principal
                                                               Amount                         Value
Money Market Securities - 22.8%
Firstar U.S. Treasury Money Market Fund, 3.43% (b)
    (Cost $2,891,159)                                           2,891,159                      2,891,159
                                                                                        -----------------

TOTAL INVESTMENTS - 101.4% (Cost $14,178,090)                                                 12,869,831
                                                                                        -----------------
Liabilities in excess of other assets - (1.4)%                                                  (173,164)
                                                                                        -----------------
TOTAL NET ASSETS - 100.0%                                                                     12,696,667
                                                                                        =================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2001
(c) American Depositary Receipt



GJMB Growth Fund
Statement of Assets & Liabilities
June 30, 2001

Assets
Investment in securities (cost $14,178,090)                                                 $ 12,869,831
Dividends receivable                                                                               9,368
Interest receivable                                                                                5,367
Receivable from Advisor                                                                              705
                                                                                      -------------------
   Total assets                                                                               12,885,271
                                                                                      -------------------

Liabilities
Accrued investment advisory fee                                                                 $ 12,807
Payable to custodian bank                                                                          1,922
Payable for fund shares redeemed                                                                 173,875
                                                                                      -------------------
   Total liabilities                                                                             188,604
                                                                                      -------------------

Net Assets                                                                                  $ 12,696,667
                                                                                      ===================

Net Assets consist of:
Paid in capital                                                                             $ 13,999,958
Accumulated undistributed net investment income                                                   27,850
Accumulated net realized loss on investments                                                     (22,882)
Net unrealized depreciation on investments                                                    (1,308,259)
                                                                                      -------------------

Net Assets,  for 1,268,228 shares                                                           $ 12,696,667
                                                                                      ===================

Net Asset Value

Net Assets
Offering price and redemption price per share ($12,696,667/1,268,228)                            $ 10.01
                                                                                      ===================

GJMB Growth Fund
Statement of Operations
for the year ended June 30, 2001


Investment Income
Dividend income                                                                                   $ 128,049
Interest income                                                                                      85,923
                                                                                         -------------------
Total Income                                                                                        213,972

Expenses
Investment advisory fee                                                                           $ 159,690
Federal tax expense                                                                                   1,300
Trustees' fees                                                                                        2,109
                                                                                         -------------------
Total expenses before reimbursement                                                                 163,099
Reimbursed expenses                                                                                  (2,814)
                                                                                         -------------------
Total operating expenses                                                                            160,285
                                                                                         -------------------

Net Investment Income                                                                                53,687
                                                                                         -------------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                                          (57,455)
Change in net unrealized depreciation
   on investment securities                                                                      (2,682,685)
                                                                                         -------------------
Net realized and unrealized loss on investment securities                                        (2,740,140)
                                                                                         -------------------

Net decrease in net assets resulting from operations                                           $ (2,686,453)
                                                                                         ===================



GJMB Growth Fund
Statement of Changes in Net Assets


                                                                              Year ended                  Year ended
                                                                             June 30, 2001              June 30, 2000
                                                                         ----------------------     -----------------------
Increase (Decrease) in Net Assets
Operations
   Net investment income                                                              $ 53,687                    $ 38,293
   Net realized gain (loss) on investment securities                                   (57,455)                    414,873
   Change in net unrealized appreciation (depreciation)                             (2,682,685)                    903,367
                                                                         ----------------------     -----------------------
   Net increase (decrease) in net assets resulting from operations                  (2,686,453)                  1,356,533
                                                                         ----------------------     -----------------------
Distributions to shareholders
   From net investment income                                                          (59,414)                    (11,391)
   From net realized gains                                                            (380,299)                    (34,483)
                                                                         ----------------------     -----------------------
   Total distributions                                                                (439,713)                    (45,874)
                                                                         ----------------------     -----------------------
Capital Share Transactions
   Proceeds from shares sold                                                         3,640,631                   5,493,847
   Reinvestment of distributions                                                       437,453                      45,673
   Amount paid for shares repurchased                                               (1,222,476)                   (385,290)
                                                                         ----------------------     -----------------------
   Net increase in net assets resulting
      from capital share transactions                                                2,855,608                   5,154,230
                                                                         ----------------------     -----------------------
Total increase (decrease) in net assets                                               (270,558)                  6,464,889
                                                                         ----------------------     -----------------------

Net Assets
   Beginning of period                                                              12,967,225                   6,502,336
                                                                         ----------------------     -----------------------
   End of period [including accumulated undistributed net
      investment income of $27,850 and $33,577, respectively]                     $ 12,696,667                $ 12,967,225
                                                                         ======================     =======================

Capital Share Transactions
   Shares sold                                                                         321,049                     460,218
   Shares issued in reinvestment of distributions                                       40,752                       3,651
   Shares repurchased                                                                 (115,962)                    (31,407)
                                                                         ----------------------     -----------------------

   Net increase from capital transactions                                              245,839                     432,462
                                                                         ======================     =======================

GJMB Growth Fund
Financial Highlights



                                                       Year ended                 Year ended               Period ended
                                                      June 30, 2001             June 30, 2000            June 30, 1999 (a)
                                                   --------------------       -------------------       --------------------
Selected Per Share Data
Net asset value, beginning of period                           $ 12.68                   $ 11.02                    $ 10.00
                                                   --------------------       -------------------       --------------------
Income from investment operations
   Net investment income                                          0.05                      0.05                       0.02
   Net realized and unrealized gain (loss)                       (2.33)                     1.67                       1.00
                                                   --------------------       -------------------       --------------------
Total from investment operations                                 (2.28)                     1.72                       1.02
                                                   --------------------       -------------------       --------------------
Less distributions:
   From net investment income                                    (0.05)                    (0.02)                      0.00
   From net realized gains                                       (0.34)                    (0.04)                      0.00
                                                                              -------------------       --------------------
                                                   --------------------       -------------------       --------------------
Total distributions                                              (0.39)                    (0.06)                      0.00
                                                   --------------------       -------------------       --------------------

Net asset value, end of period                                 $ 10.01                   $ 12.68                    $ 11.02
                                                   ====================       ===================       ====================

Total Return                                                    (18.19)%                  15.61%                     10.20%  (c)

Ratios and Supplemental Data
Net assets, end of period (000)                                $12,697                   $12,967                     $6,502
Ratio of expenses to average net assets                          1.20%                     1.20%                      1.20%  (b)
Ratio of expenses to average net assets
   before reimbursement                                          1.23%                     1.22%                      1.25%  (b)
Ratio of net investment income to
   average net assets                                            0.40%                     0.40%                      0.34%  (b)
Ratio of net investment income to
   average net assets before reimbursement                       0.38%                     0.38%                      0.28%  (b)
Portfolio turnover rate                                         59.92%                    16.99%                     24.26%  (b)

(a)  December 31, 1998 (commencement of operations) to June 30, 1999.
(b)  Annualized
(c)  For a period of less than a full year, the total return is not annualized.

                                GJMB Growth Fund
                          Notes to Financial Statements
                                  June 30, 2001


NOTE 1.  ORGANIZATION

     GJMB Growth Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust") on October 22, 1998 and commenced operations on December 31, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide long term capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Fund's advisor (the "Advisor") the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. The Fund incurred a federal tax in the amount of $1,300 for the year ended June 30, 2000.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                GJMB Growth Fund
                          Notes to Financial Statements
                            June 30, 2001 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Gamble, Jones, Morphy & Bent (the "Advisor") to manage the Fund's investments. The Advisor became a registered investment advisor in 1956 and was reorganized as a California corporation in 1990. Thomas S. Jones, President of the Advisor, and Thomas W. Bent, Executive Vice President of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests. The investment decisions for the Fund are made by Gary A. Pulford under the guidance of the executive committee of the Advisor. While Mr. Pulford is responsible for the day-to-day management of the Fund's portfolio, the executive committee is actively involved in determining the overall make-up of the Fund.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees, Rule 12b-1 expenses and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended June 30, 2001 the Advisor earned a fee of $159,690 from the Fund. The Advisor has contractually agreed to reimburse the Fund for all fees and expenses of the non-interested person Trustees through October 31, 2004. For the year ended June 30, 2001, the Advisor reimbursed trustees' expenses of $2,109. In addition, the Advisor voluntarily reimbursed the Fund of $705 in order to maintain the expense ratio 1.20%.

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger AmeriPrime Financial Services, Inc. served as Administrator to the Fund. The result of this merger is now Unified Fund Services, Inc. ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement.

     Prior to December 31, 2000, the Fund had retained Ameriprime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the fiscal year ended June 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of Ameriprime Financial Securities, Inc. and Unified Financial Securities, Inc.


NOTE 4.  INVESTMENTS

For the year ended June 30, 2001, purchases and sales of investment securities, other than short term investments, aggregated $8,618,751 and $6,805,256, respectively. As of June 30, 2001, the gross unrealized appreciation for all securities totaled $552,033 and the gross unrealized depreciation for all securities totaled $1,860,292 for a net unrealized depreciation of $1,308,259. The aggregate cost of securities for federal income tax purposes at June 30, 2001 was $14,193,590.

                                GJMB Growth Fund
                          Notes to Financial Statements
                            June 30, 2001 - continued


NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2001, Charles Schwab & Co. held 94.53% of the outstanding Fund shares in an omnibus account for the benefit of others.

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
GJMB Growth Fund (a series of the AmeriPrime Funds)

We have audited the accompanying statement of assets and liabilities of the GJMB Growth Fund, including the schedule of portfolio investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period of December 31, 1998 (commencement of operations) to June 30, 1999 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of June 30, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GJMB Growth Fund as of June 30, 2001, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period of December 31, 1998 (commencement of operations) to June 30, 1999 in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
July 24, 2001

June 30, 2001

Dear Fellow Shareholders,

      The IMS Capital Value Fund employs a fundamental value approach, diversifying its holdings across all major sectors of the market. The Fund seeks to identify undervalued companies in opportunistic industries that are showing concrete signs of positive business momentum.

      The Fund will be having its 5th birthday on August 5th, 2001. This represents an important milestone and provides an opportunity for us to reflect on what the Fund has accomplished in its first five years. The Fund has earned a four star rating from Morningstar, Inc. for the three-year period ended June 30, 2001*. We have lowered the Fund's expense ratio twice. The Fund has been added to the platforms at Charles Schwab, Fidelity, TD Waterhouse, and American Express. The Fund has been the subject of four television interviews by Paul Kangas of the Nightly Business Report, and has received favorable press coverage from publications including SmartMoney magazine, BusinessWeek magazine, USA Today, and the Wall Street Journal**. In addition, the Fund has grown from zero to nearly twelve million dollars in assets.

      We are proud of the Fund's consistent performance, its adherence to the principles of value investing, and the way it has held up during this tough market cycle. We treat the money in the Fund as if it were our own; in fact, all of us at IMS Capital Management invest our 401K retirement plan assets in the IMS Capital Value Fund. We continually strive towards our goal of making the IMS Capital Value Fund one of the most successful and respected funds in the industry. We sincerely appreciate the confidence and trust you have placed with us. We are working hard to reward your decision with solid investment returns. Sincerely,


Carl W. Marker
Portfolio Manager
IMS Capital Value Fund




      *To assign Star Ratings, a fund's risk score is subtracted from the fund's return score. Then all funds in a category are ranked by the resulting number. The top 10% of funds receive five stars, the next 22.5% receive four stars, the middle 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive a single star. The IMS Capital Value Fund was rated among 189 domestic mid-cap value funds. The IMS Capital Value Fund has received a three-year rating of four stars, a five-year rating of three stars and an overall rating of three stars. Morningstar ratings are calculated monthly and are current through June 30, 2001.

      **SmartMoney August 1997, BusinessWeek April 9, 2001, USA Today April 3, 1997, and the Wall Street Journal May 7, 2001.

      The prospectus should be read carefully before investing. To request a prospectus for more complete information, including charges and expenses, call toll free 1-800-934-5550. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost. Distributed by Unified Financial Securities, Inc., Member NASD, SIPC.
431 North Pennsylvania Street, Indianapolis, IN 46204

Fund Performance for periods ended June 30, 2001

      In terms of performance this year, the Fund is up +14.63% through the first six months ending June 30, 2001. Most of the major market averages have lost money over the same period: Dow Jones Industrial Average -6.10%, S & P 500 Index -7.13% and NASDAQ -13.62%**. Our benchmark, the Russell Mid-Cap Value Index posted a return of 3.25%. Returns for the 1-year, 3-year and since inception periods are listed below.
                                                                     Average
      Fund/Index                                                 Annual Return
                                               Average Annual    Since Inception
                          Six                Three Year Return  (August 5, 1996)
                         Months     One Year
IMS Capital Value Fund   14.63%      3.72%           9.37%              11.84%
Russell Mid-Cap Value     3.25%     23.92%           6.43%              14.90%
Index

            IMS Fund Return   Russell Index Values  Index Returns Index$  Fund$
    8/5/96                                 399.514               $10,000 $10,000
   9/30/96              5.00%               419.660        5.04% $10,504 $10,500
  12/31/96              6.10%               455.830        8.62% $11,410 $11,141
   3/31/97              5.21%               463.590        1.70% $11,604 $11,721
   6/30/97              6.23%               521.980       12.60% $13,065 $12,451
   9/30/97              6.18%               588.560       12.76% $14,732 $13,221
  12/31/97            -10.08%               612.500        4.07% $15,331 $11,888
   3/31/98             14.42%               673.710        9.99% $16,863 $13,602
   6/30/98             -2.69%               656.390       -2.57% $16,430 $13,236
   9/30/98            -15.31%               566.740      -13.66% $14,186 $11,210
  12/31/98             20.10%               643.630       13.57% $16,110 $13,463
   3/31/99              3.84%               623.590       -3.11% $15,609 $13,980
   6/30/99             12.26%               693.318       11.18% $17,354 $15,694
   9/30/99            -13.19%               619.570      -10.64% $15,508 $13,624
  12/31/99             16.39%               642.920        3.77% $16,093 $15,857
   3/31/00              9.69%               649.400        1.01% $16,255 $17,393
   6/30/00             -4.00%               638.490       -1.68% $15,982 $16,698
   9/30/00             -1.22%               700.110        9.65% $17,524 $16,494
  12/31/00             -8.40%               766.320        9.46% $19,181 $15,108
   3/31/01              7.93%               739.170       -3.54% $18,502 $16,307
   6/30/01              6.20%               791.230        7.04% $19,805 $17,318


      Past performance does not guarantee future results. This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell Mid-Cap Value Index on August 5, 1996 (inception of the Fund) and held through June 30, 2001. The index is an unmanaged group of stocks whose total
return   includes  the   reinvestment   of  any   dividends   and  capital  gain
distributions, but does not reflect expenses, which have lowered the Fund's return. Investors cannot invest directly in the index. Please read the prospectus carefully before investing as it contains important information, including information about the risk factors associated with the Fund. Investment return and principal value fluctuate in response to the activities of individual companies and general market and economic conditions. As a result, an investor's shares when redeemed may be worth more or less than their original cost.

      **The DJIA, the S&P 500, and the NASDAQ indices are unmanaged and it is therefore not possible to invest directly in them.

                   Top Ten Equity Holdings - June 30, 2001
---------------------------------------------------------------------------
Waste Management, Inc.                                5.4%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Niagara Mohawk Inc.                                   3.7%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                   3.7%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
T. Rowe Price & Associates, Inc.                      3.4%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Atmel Corp.                                           3.4%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Cendant Corp.                                         3.4%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
OfficeMax Inc.                                        3.4%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Sovereign Bancorp, Inc.                               3.2%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
American Power Conversion                             3.2%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Gentiva Health Services, Inc.                         3.1%
---------------------------------------------------------------------------
---------------------------------------------------------------------------


      The prospectus should be read carefully before investing. To request a prospectus for more complete information, including charges and expenses, call toll free 1-800-934-5550. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member NASD, SIPC. 431 North Pennsylvania Street, Indianapolis, IN 46204

IMS Capital Value Fund
Schedule of Investments - June 30, 2001


Common Stocks - 87.5%             Shares          Value
Accident & Health Insurance - 2.4%
Conseco, Inc. (a)                 20,000         $ 277,000
                                                 ---------

Air Courier Services - 2.1%
FedEx Corp. (a)                    6,000          241,200
                                                 ---------

Biological Products - 1.9%
Biogen Inc. (a)                    4,000          217,440
                                                 ---------

Dolls & Stuffed Toys - 1.1%
Marvel Enterprises, Inc. (a)      40,500          122,715
                                                 ---------

Electrical Services - 2.4%
FirstEnergy Corp.                  8,500          273,360
                                                 ---------
                                                 ---------

Electric & Other Services Combined - 3.7%
Niagara Mohawk Holdings, Inc.     24,000          424,560
                                                 ---------

Electrical Industrial Apparatus - 3.2%
American Power Conversion, Inc. (a23,000          362,250
                                                 ---------

Fats & Oils - 2.8%
Archer Daniels Midland Co.        25,000          326,250
                                                 ---------

Hospital & Medical Service Plans - 2.7%
Oxford Health Plans (a)            5,700          163,020
PacifiCare Health Systems, Inc. - C9,000B (a)     146,700
                                                 ---------
                                                  309,720
                                                 ---------
Life Insurance - 2.3%
Lincoln National Corp.             5,000          258,750
                                                 ---------

Meat Packing Plants - 1.9%
ConAgra Foods Inc.                11,000          217,910
                                                 ---------

National Commercial Banks - 2.4%
First Tennesee National Corp.      8,000          277,680
                                                 ---------

Petroleum Refining - 1.9%
Pennzoil-Quaker State, Inc.       20,000          224,000
                                                 ---------

Pharmaceutical Preparations - 2.7%
Chiron Corp. (a)                   6,000          306,000
                                                 ---------

Radio & TV Broadcasting
  & Communications Equipment - 2.3%
Gilat Satellite Networks Ltd. (a) 10,000          120,000
Motorola, Inc.                     9,000          149,040
                                                 ---------
                                                  269,040
                                                 ---------
Refuse Systems - 5.4%
Waste Management, Inc.            20,000          616,400
                                                 ---------

Retail Catalog & Mail Order Houses - 2.4%
Schein Henry Inc. (a)              7,000          280,420
                                                 ---------

Retail - Miscellaneous Shopping Goods Stores - 3.4%
OfficeMax, Inc. (a)               105,000         387,450
                                                 ---------

Savings Institutions, Federally Chartered - 3.2%
Sovereign Bancorp Inc.            28,000          364,000
                                                 ---------

Security & Commodity Brokers, Dealers,
  Exchanges &  Services - 3.4%
T. Rowe Price Associates, Inc.    10,500          392,595
                                                 ---------

Security Brokers, Dealers & Flotation Companies - 2.8%
Knight Trading Group, Inc.        10,000          106,900
Raymond James Financial Inc.       7,000          214,200
                                                 ---------
                                                 ---------
                                                  321,100
                                                 ---------

IMS Capital Value Fund
Schedule of Investments - June 30, 2001 - continued

Common Stocks - continued         Shares          Value

Semiconductors & Related Devices - 7.3%
Atmel Corp. (a)                   29,000        $ 391,210
LSI Logic Corp. (a)               15,000          282,000
Unisys Corp. (a)                  11,000          161,810
                                                 ---------
                                                  835,020
                                                 ---------
Services - Help Supply Services - 3.1%
Gentiva Health Services, Inc. (a) 20,000          360,000
                                                 ---------

Services - Personal Services - 6.2%
Block (H&R), Inc.                  5,000          322,750
Cendant Corp. (a)                 20,000          390,000
                                                 ---------
                                                  712,750
                                                 ---------
Services - Prepackaged Software - 3.6%
Novell, Inc. (a)                  35,000          199,150
Symantec Corp. (a)                 5,000          218,450
                                                 ---------
                                                  417,600
                                                 ---------
Sugar & Confectionery Products - 3.7%
Wm. Wrigley Jr. Company            9,000          421,650
                                                 ---------

Surgical & Medical Instruments & Apparatus - 2.2%
Boston Scientfic Corp. (a)        15,000          255,000
                                                 ---------

Telephone & Telegraph Apparatus - 1.0%
Tellabs Inc. (a)                   6,000          116,280
                                                 ---------

Telephone Communications (No Radio Telephone) - 4.0%
AT&T Corp.                        10,000          220,000
CenturyTel, Inc.                   8,000          242,400
                                                 ---------
                                                  462,400
                                                 ---------

TOTAL COMMON STOCKS (Cost $8,579,322)        $ 10,050,540
                                                 ---------

                                  Principal
                                  Amount          Value
Bonds - 1.0%
Marvel Enterprises, Inc. 12% 6/15/$250,000      $ 120,000
                                                 ---------
  (Cost $113,255)

Money Market Securities - 9.4%
Firstar U.S. Treasury Money Market Fund,
  3.43% (b) (Cost $1,077,075)     $1,077,075  $ 1,077,075
                                                 ---------


TOTAL INVESTMENTS - 97.9% (Cost $9,769,652)    11,247,615
                                                 ---------
                                                 ---------
Cash and other assets less liabilities - 2.1%     240,614
                                                 ---------
                                                 ---------
TOTAL NET ASSETS - 100.0%                    $ 11,488,229
                                                 =========

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2001.

IMS Capital Value Fund                                     June 30, 2001
Statement of Assets & Liabilities


Assets
Investment in securities (cost $9,769,652)                 $ 11,247,615
Cash                                                            235,932
Dividends receivable                                              6,200
Interest receivable                                               4,228
Receivable for fund shares sold                                   2,622
Fees waived by advisor                                            7,233
Prepaid registration & filing fees                                  500
Deferred organization costs                                       4,598
                                                           -------------
   Total assets                                              11,508,928
                                                           -------------

Liabilities
Accrued investment advisory fee payable, net of waiver           11,932
Accrued expenses                                                  8,517
Payable for fund shares repurchased                                 250
                                                           -------------
   Total liabilities                                             20,699
                                                           -------------


Net Assets                                                 $ 11,488,229
                                                           =============

Net Assets consist of:
Paid in capital                                             $ 8,710,245
Accumulated undistributed net realized gain on investments    1,300,021
Net unrealized appreciation on investments                    1,477,963
                                                           -------------


Net Assets, for  828,366 shares                            $ 11,488,229
                                                           =============

Net Asset Value
Offering price and redemption price per share
           ($11,488,229/828,366)                                 $13.87
                                                           =============

IMS Capital Value Fund
Statement of Operations
for the year ended June 30, 2001


Investment Income
Dividend income                                                   $ 71,973
Interest income                                                     64,488
                                                               ------------
                                                               ------------
Total Income                                                       136,461
                                                               ------------

Expenses
Investment advisory fee                                            144,169
Transfer agent fees [Note 3]                                        22,094
Administration fees [Note 3]                                        23,018
Pricing & bookkeeping fees [Note 3]                                 18,000
Audit fees                                                           7,621
Legal fees                                                           5,051
Amortization of organizational expenses [Note 6]                     5,383
Custodian fees                                                       4,152
Registration fees                                                    3,890
Trustees' fees                                                       2,081
Shareholder reports                                                  2,775
Insurance                                                            1,105
Miscellaneous expense                                               21,427
                                                               ------------
Total expenses before reimbursement                                260,766
Reimbursed Fees                                                    (79,241)
                                                               ------------

Total operating expenses                                           181,525
                                                               ------------

Net Investment Loss                                                (45,064)
                                                               ------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                       1,471,980
Change in net unrealized  (depreciation)
   on investment securities                                     (1,026,632)
                                                               ------------
Net realized and unrealized gain (loss)
   on investment securities                                        445,348
                                                               ------------

Net increase in net assets resulting from operations             $ 400,284
                                                               ============

IMS Capital Value Fund
Statement of Changes in Net Assets
                                                            Year            Year
                                                            Ended          Ended
                                                          June 30,        June 30,
                                                            2001            2000
                                                         ------------    -----------
Increase (Decrease) in Net Assets
Operations
   Net investment loss                                     $ (45,064)     $ (40,468)
   Net realized gain on investment securities              1,471,980        333,492
   Change in net unrealized appreciation (depreciation)   (1,026,632)       431,787
                                                         ------------    -----------
   Net increase in net assets resulting from operations      400,284        724,811
                                                         ------------    -----------
Distributions to shareholders
   From net realized gain                                   (405,947)    (1,175,174)
                                                         ------------    -----------
                                                         ------------    -----------
   Total distributions                                      (405,947)    (1,175,174)
                                                         ------------    -----------
Capital Share Transactions
   Net proceeds from sale of shares                        2,031,252        918,215
   Reinvestment of distributions                             394,976      1,165,509
   Amount paid for repurchase of shares                   (2,516,910)    (1,656,678)
                                                         ------------    -----------
   Net increase (decrease) in net assets resulting
      from capital share transactions                        (90,682)       427,046
                                                         ------------    -----------
Total decrease in net assets                                 (96,345)       (23,317)

Net Assets
   Beginning of period                                    11,584,574     11,607,891
                                                         ------------    -----------
   End of period                                         $ 11,488,229  $ 11,584,574
                                                         ============    ===========

Capital Share Transactions:
Shares sold                                                  148,372         67,647
Shares issued in reinvestment of distributions                32,642         89,723
Shares repurchased                                          (185,318)      (121,795)
                                                         ------------    -----------

Net increase (decrease) from capital transactions             (4,304)        35,575
                                                         ============    ===========


IMS Capital Value Fund
Financial Highlights


                                                                                                             Period
                                  Year ended  Year ended     Period ended                                    ended
                                  June 30,     June 30,        June 30,       Years ended October 31,      October 31,
                                                                              -------------------------
                                                                              -------------------------
                                    2001         2000          1999 (c)          1998          1997         1996 (d)
                                  ---------   -----------    --------------   -----------   -----------    -----------

Selected Per Share Data
Net asset value, beginning of period
                                   $ 13.91       $ 14.56           $ 11.28       $ 12.06       $ 10.76        $ 10.00
                                  ---------   -----------    --------------   -----------   -----------    -----------

Income from investment operations:
  Net investment (loss)              (0.05)        (0.05)             0.00         (0.06)        (0.08)         (0.01)
  Net realized and unrealized gain    0.50          0.88              3.28          0.12          1.38           0.77
                                  ---------   -----------    --------------   -----------   -----------    -----------

Total from investment operations      0.45          0.83              3.28          0.06          1.30           0.76
                                  ---------   -----------    --------------   -----------   -----------    -----------

Less distributions
  From net investment income          0.00          0.00              0.00         (0.03)         0.00           0.00
  From net realized gain             (0.49)        (1.48)             0.00         (0.81)         0.00           0.00
                                  ---------   -----------    --------------   -----------   -----------    -----------

Total distributions                  (0.49)        (1.48)             0.00         (0.84)         0.00           0.00
                                  ---------   -----------    --------------   -----------   -----------    -----------

Net asset value, end of period     $ 13.87       $ 13.91           $ 14.56       $ 11.28       $ 12.06        $ 10.76
                                  =========   ===========    ==============   ===========   ===========    ===========

Total Return                         3.72%         6.39%            29.08% (b)     2.27%        12.08%          7.60% (b)

Ratios and Supplemental Data
Net assets, end of period (000)    $11,488       $11,585           $11,608       $11,524        $9,932         $4,741
Ratio of expenses to average net
  assets                             1.59%         1.59%             1.59% (a)     1.73%         1.97%          1.84% (a)
Ratio of expenses to average net
  assets before reimbursement        2.28%         2.08%             2.50% (a)     2.34%         2.54%          3.92% (a)
Ratio of net investment (loss) to
  average net assets                (0.39)%       (0.36)%           (0.04)(a)     (0.53)%       (0.64)%        (0.25) (a)
Ratio of net investment (loss) to
  average net assets before
  reimbursement                     (1.09)%       (0.84)%           (0.95)(a)     (1.14)%       (1.20)%        (2.32) (a)
Portfolio turnover rate             77.87%        75.69%            68.16% (a)    81.74%        34.76%          3.56% (a)

(a)  Annualized
(b) For a period of less than a full year, the total return is not annualized.
(c) For the period November 1, 1998 through June 30, 1999 (d) August 5, 1996 (commencement of operations) to October 31, 1996

                             IMS Capital Value Fund
                          Notes to Financial Statements
                                  June 30, 2001


NOTE 1.  ORGANIZATION

      IMS Capital Value Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust") on July 25, 1996 and commenced operations on August 5, 1996. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long-term growth of capital. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund's advisor (the "Advisor"), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

      Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

      Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on

                             IMS Capital Value Fund
                          Notes to Financial Statements
                            June 30, 2001 - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

      an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to accumulated undistributed net realized gains.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund retains IMS Capital Management, Inc. (the "Advisor") to manage the Fund's investments. Carl W. Marker, Chairman and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

      Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of the Fund. For the fiscal year ended June 30, 2001 the Advisor received fees of $144,169 from the Fund. The Advisor has contractually agreed to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs to maintain total operating expenses at the rate of 1.59% of average daily net assets through October 31, 2006. For the year ended June 30, 2001 the Advisor reimbursed expenses of $79,241.

      Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger, AmeriPrime Financial Services, Inc. served as Administrator to the Fund. The result of this merger is now Unified Fund Services, Inc. ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

      The Fund retains Unified to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.20% of the Fund's assets with no monthly minimum.
      The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $750). For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 million to $100 million). A Trustee and officers of the Trust are members of management and /or employees of Unified.

      Prior to December 31, 2000, the Fund had retained AmeriPrime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the year ended June 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities Inc. and Unified Financial Securities, Inc.

                             IMS Capital Value Fund
                          Notes to Financial Statements
                            June 30, 2001- continued

NOTE 4.  INVESTMENTS

      For the year ended June 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $7,946,109 and $9,550,704, respectively. As of June 30, 2001, the gross unrealized appreciation for all securities totaled $1,946,326 and the gross unrealized depreciation for all securities totaled $468,363 for a net unrealized appreciation of $1,477,963. The aggregate cost of securities for federal income tax purposes at June 30, 2001 was $9,769,652.

NOTE 5.  ESTIMATES

      Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6.  DEFERRED ORGANIZATION COSTS

      The Fund has incurred expenses of $23,547 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis through June 20, 2002.

                          INDEPENDENT AUDITOR'S REPORT

To The Shareholders and
Board of Trustees
IMS Capital Value Fund (a series of the AmeriPrime Funds)

We have audited the accompanying statement of assets and liabilities of the IMS Capital Value Fund, including the schedule of portfolio investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of June 30, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the IMS Capital Value Fund as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.



McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
July 24, 2001

JUMPER STRATEGIC ADVANTAGE FUND

June 30, 2001

Dear Fellow Shareholders,

In an environment of declining short-term interest rates, we have been pleased with the performance of the Jumper Strategic Advantage Fund. For the last twelve months we were performing right in line with the index. Unfortunately, performance was hurt in the last quarter due to some downgrades of some high quality investment grades securities that we owned. The declining economy has put some pressure on some of the companies that we own. We feel that companies will weather the storm and their securities will rebound nicely from their current prices. The Fund continues to maintain a large exposure to the corporate bond market. We feel that in the current low interest rate environment those corporate bonds offer the best value.

Short-Term Interest Rates

Over the past year, short-term rates have steadily decreased. The Federal Reserve has lowered the Fed Funds rate six times. Of these six, five were 50 basis point decreases and one was a decrease of 25 basis points. The one-year Treasury rates have decreased in excess of 240 basis points. The Fed has been very diligent in its attempts to jump-start the economy. In light of this fact, we look for the economy to pick up in the second half of the year. The economy should benefit from the six Fed rate cuts as they have made money supply very liquid for financial institutions.

The question now is how policy rates will affect the U.S. recovery, and how much lower will rates come down? We think that U.S. rate cuts will continue until the Fed obtains a healthy recovery. We also believe rapid rate cuts are a thing of the past. To review, we just went through a period of breakneck rate cuts that has stopped a brewing credit crunch. Other reasons for a slowing of rate cuts include a big backlog of rate cuts still working their way through the system, the tax cut, higher home prices, and a chance that U.S. equity markets reached their cyclical lows in April. It is also worth considering a particularly important comment by Fed Chairman Greenspan during his Humphrey-Hawkins testimony: "While we are limited in our ability to anticipate and act on asset price bubbles, expectations about future economic developments nonetheless inevitably play a crucial role in our policymaking. If we react only to past or current developments, lags in the effect of monetary policy could end up destabilizing the economy, as history has amply demonstrated." The Fed has already cut rates very aggressively to stabilize a falling equity market and is now waiting to see what happens.

Forward Outlook

Looking forward, we will continue to seek to provide our shareholders with a total return above traditional money market funds. We believe this shall be achieved through our exposure to the corporate bond market. We would like to thank you for your continued support. We are delighted by your confidence and look forward to serving you investment needs.

Please feel free to contact us with your questions or comments.

Sincerely,


Jay Jumper
President

For a prospectus and more information, including charges and expenses, call toll free 1-888-879-5723. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member NASD, SIPC, 431 N. Pennsylvania St. Indianapolis, IN 46204.

Fund Performance Discussion

As previously stated, the Fund has underperformed the Lehman Brothers 1-Year Treasury Bellwether Government Index over the past 12 months. For the period ending June 30, 2001, the Institutional Class shares of the Fund had a return of 3.17%, whereas the index had a total return of 6.24% for the same 12-month period. The underperformance came in the 2nd quarter of this year. This was due to downgrades on some corporate bonds, which hurt performance. We feel positive about the performance of the Fund going forward since we are already seeing a rebound in some of the prices of these downgraded bonds. We believe that as interest rate trends reverse, the Jumper Strategic Advantage Fund's performance will improve.

                    Jumper Strategic Advantage   Lehman 1 year
                    Institutional Class - $10,905-$11,441
           10/26/98                10,000        10,000
           10/31/98                10,050        10,000
           11/30/98                10,050        10,002
           12/31/98                10,100        10,035
            1/31/99                10,100        10,074
            2/28/99                10,050        10,160
            3/31/99                10,068        10,220
            4/30/99                 9,994        10,257
            5/31/99                10,023        10,285
            6/30/99                10,051        10,333
            7/31/99                10,154        10,376
            8/31/99                10,205        10,406
            9/30/99                10,308        10,459
           10/31/99                10,297        10,487
           11/30/99                10,349        10,507
           12/31/99                10,396        10,528
            1/31/00                10,395        10,554
            2/29/00                10,453        10,603
            3/31/00                10,460        10,650
            4/30/00                10,507        10,707
            5/31/00                10,514        10,758
            6/30/00                10,571        10,833
            7/31/00                10,623        10,884
            8/31/00                10,630        10,840
            9/30/00                10,739        10,901
           10/31/00                10,469        10,944
           11/30/00                10,535        11,006
           12/31/00                10,649        11,103
            1/31/01                10,817        11,211
            2/28/01                10,986        11,247
            3/31/01                11,039        11,310
            4/30/01                10,979        11,357
            5/31/01                11,086        11,415
            6/30/01                10,905        11,441

This graph, prepared in accordance with SEC regulations, shows the value of a hypothetical initial investment of $10,000 in the Fund and the Lehman Brothers 1-Year Treasury Bellwether Government Index on October 26, 1998 (inception of the Fund) and held through June 30, 2001. The Lehman Brothers 1-Year Treasury Bellwether Government Index is widely recognized unmanaged index of 1 year T-Bills prices and is representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in the index. Performance figures reflect the change in value of the bonds in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

               Jumper Strategic Advantage  Lehman 1 Year
               Investor Class - $10,486    - $10,954
      11/2/99                  10000       10000
     11/30/99                  10047       10020
     12/31/99                  10091       10041
      1/31/00                  10088       10067
      2/29/00                  10143       10116
      3/31/00                  10147       10163
      4/30/00                  10139       10220
      5/31/00                  10143       10271
      6/30/00                  10249       10346
      7/31/00                  10298       10397
      8/31/00                  10302       10353
      9/30/00                  10406       10414
     10/31/00                  10142       10457
     11/30/00                  10204       10519
     12/31/00                  10312       10616
      1/31/01                  10473       10724
      2/28/01                  10634       10760
      3/31/01                  10684       10823
      4/30/01                  10624       10870
      5/31/01                  10718       10928
      6/30/01                  10486       10954

This graph, prepared in accordance with SEC regulations, shows the value of a hypothetical initial investment of $10,000 in the Fund and the Lehman Brothers 1-Year Treasury Bellwether Government Index on November 2, 1999 (inception of the Fund) and held through June 30, 2001. The Lehman Brothers 1-Year Treasury Bellwether Government Index is widely recognized unmanaged index of 1 year T-Bills prices and is representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in the index. Performance figures reflect the change in value of the bonds in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Jumper Strategic Advantage - Institutional Class
Through June 30, 2001                                                         Total Return
                                                          One Year           Since Inception
                               Calendar Year to date    Total Return           (10/26/98)
Institutional Class                  2.41%                  3.17%                 3.28%
Lehman 1 Year                        3.04%                  5.61%                 5.06%


Jumper Strategic Advantage - Investor Class
Through June 30, 2001                                                         Total Return
                                                          One Year           Since Inception
                               Calendar Year to date    Total Return            (11/2/99)
Investor Class                       1.68%                  2.31%                 2.89%
Lehman 1 Year                        3.04%                  5.61%                 5.63%

Jumper Strategic Advantage Fund
Schedule of Investments - June 30, 2001

                                                                            Shares                    Value
Convertible Preferred Stocks - 0.4%
TXU Corp. 9.25%                                                                   500                    $ 25,875
                                                                                                 -----------------

   TOTAL CONVERTIBLE PREFERRED STOCK ( Cost $23,559)
                                                                          Principal
                                                                            Amount                    Value
Corporate Bonds - 62.3%
Beneficial Corp. 6.28%, 1/15/2002                                             125,000                     126,513
Comdisco, Inc. 7.23%, 8/16/2001                                                75,000                      57,375
Comdisco, Inc. 7.25%, 9/1/2002                                                200,000                     152,000
Cox Communications, Inc. 7.00%, 8/15/2001                                      75,000                      75,200
Donaldson Lufkin & Jenrette, Inc. 6.25%, 8/1/2001                              50,000                      50,088
EOP Operating LLP 6.376%, 2/15/2002                                            75,000                      75,554
Finova Capital Corp. 6.625%, 9/15/2001                                        250,000                     238,607
Ford Motor Credit Co. 8.00%, 6/15/2002                                        250,000                     257,801
General Electric Capital Corp. 5.93%, 1/17/2003                               300,000                     305,907
General Motors Acceptance Corp. 9.125%, 7/15/2001                              50,000                      50,076
General Motors Acceptance Corp. 6.00%, 2/01/2002                               75,000                      75,668
General Motors Acceptance Corp. 6.40%, 8/30/2001                              310,000                     311,199
Heller Financial, Inc. 6.40%, 1/15/2003                                       300,000                     307,115
ICI Wilmington, Inc. 6.75%, 9/15/2002                                         325,000                     329,422
International Lease Financial Corp. 6.375%, 2/15/2002                         125,000                     126,625
Lehman Brothers, Inc. 7.00%, 10/1/2002                                        250,000                     256,851
MBNA Corp. 6.12%, 8/13/2001                                                   125,000                     125,286
Midlantic Corp. 9.20%, 8/01/2001                                               50,000                      50,175
Paine Webber Group 9.25%, 12/15/2001                                           75,000                      76,709
Paine Webber Group 6.585%, 7/23/2001                                           50,000                      50,074
Ryder System, Inc. 6.67%, 8/30/2001                                            75,000                      75,096
Sherwin Williams Co. 6.50%, 2/1/2002                                          100,000                     100,683
USG Corp. 9.25%, 9/15/2001                                                    625,000                     396,875
Virginia Electric Power Co. 7.375%, 7/1/2002                                  250,000                     256,772
Williams Cos., Inc. 6.50%, 11/15/2002                                         124,000                     125,901
Xerox Corp. 8.125%, 4/15/2002                                                  75,000                      73,875
Xerox Capital Europe PLC 5.75%, 5/15/2002                                     250,000                     235,018
                                                                                                 -----------------

   TOTAL CORPORATE NOTES (Cost $4,645,447)                                                              4,362,465
                                                                                                 -----------------

Agency Obligations -27.1%
Federal Farm Credit Bank 5.25%, 5/1/2002                                      600,000                     606,442
Federal Home Loan Bank 7.78%, 10/19/2001                                      525,000                     531,124
Federal Home Loan Bank 5.125%, 1/13/2003                                      750,000                     757,628
                                                                                                 -----------------
                                                                                                        1,895,194
                                                                                                 -----------------
   TOTAL AGENCY OBLIGATIONS (Cost $1,883,484)

U. S. Government Securities - 5.8%
U. S. Treasury Note 5.625%, 11/30/2002                                        400,000                   $ 408,257
                                                                                                 -----------------

   TOTAL U.S. GOVERNMENT SECURITIES (Cost $401,637)



Jumper Strategic Advantage Fund
Schedule of Investments - June 30, 2001 (continued)
                                                                          Principal
                                                                            Amount                    Value
Money Market Securities - 2.4%
Firstar U.S. Treasury Money Market Fund, 3.43% (a)
    (Cost $169,520)                                                           169,520                   $ 169,520
                                                                                                 -----------------

TOTAL INVESTMENTS - 98.0% (Cost $7,123,647)                                                             6,861,311
                                                                                                 -----------------
Other Assets Less Liabilities - 2.0%                                                                      143,452
                                                                                                 -----------------
NET ASSETS - 100.0%                                                                                   $ 7,004,763
                                                                                                 =================

(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2001.



Jumper Strategic Advantage Fund
Statement of Assets & Liabilities
June 30, 2001


Assets
Investments in securities (cost $7,123,647 )                                              $ 6,861,311
Cash                                                                                           12,177
Interest receivable                                                                           141,388
                                                                                  --------------------
       Total assets                                                                         7,014,876


Liabilities
Accrued investment advisory fee                                                                 4,184
Accrued 12b-1 Fees - Investor Class                                                             5,929
                                                                                  --------------------

       Total Liabilities                                                                       10,113
                                                                                  --------------------

Net Assets                                                                                  7,004,763
                                                                                  ====================

Net Assets consist of:
Paid-in capital                                                                             7,352,116
Net accumulated net investment income                                                           7,158
Net accumulated realized loss on investments                                                  (92,175)
Net unrealized depreciation in value of investments                                          (262,336)
                                                                                  --------------------

Net Assets                                                                                  7,004,763
                                                                                  ====================


Net Asset Value

Institutional Class:
Net Asset Value, Offering price
  and redemption price per share ($4,749,066/2,516,446)                                        $ 1.89
                                                                                  ====================

Investor Class:
Net Asset Value, Offering price
  and redemption price per share ($2,255,697/ 1,199,907)                                       $ 1.88
                                                                                  ====================


Jumper Strategic Advantage Fund
Statement of Operations
For the year ended June 30, 2001

Investment Income
Interest income                                                                              $ 496,692
Dividend income                                                                                  1,203
                                                                                 ----------------------
                                                                                               497,895

Expenses
Investment advisory fee                                                                         52,489
Trustees' fees                                                                                   2,112
12b-1 fee - Investor Class                                                                       4,925
                                                                                 ----------------------
Total expenses before reimbursement                                                             59,526
Reimbursed expenses                                                                             (2,112)
                                                                                 ----------------------
Total operating expenses                                                                        57,414

Net Investment Income                                                                          440,481
                                                                                 ----------------------


Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                                        (393)
Change in net unrealized depreciation
   on investment securities                                                                   (216,466)
                                                                                 ----------------------
Net loss on investment securities                                                             (216,859)
                                                                                 ----------------------
Net increase in net assets resulting from operations                                         $ 223,622
                                                                                 ======================


Jumper Strategic Advantage Fund
Statement of Changes in Net Assets

                                                                                 For the year         For the year
                                                                                     ended               ended
                                                                                 June 30, 2001       June 30, 2000
                                                                               ------------------  -------------------
Increase (Decrease) in Net Assets Operations
   Net investment income                                                               $ 440,481            $ 175,124
   Net realized loss on investment securities                                               (393)             (47,236)
   Change in net unrealized appreciation (depreciation)                                 (216,466)              16,592
                                                                               ------------------  -------------------
   Net increase in net assets resulting from operations                                  223,622              144,480
                                                                               ------------------  -------------------
Distributions to shareholders
   Institutional
       From net investment income                                                       (314,865)            (135,783)
       Return of capital                                                                       -               (6,251)
   Investor
       From net investment income                                                       (118,457)             (39,341)
       Return of capital                                                                       -               (1,321)
                                                                               ------------------  -------------------
   Total distributions                                                                  (433,322)            (182,696)
                                                                               ------------------  -------------------
Share Transactions
   Net proceeds from sale of shares:
       Institutional                                                                   4,306,105            8,552,211
       Investor                                                                        1,087,723            5,154,398
   Shares issued in reinvestment of distributions:
       Institutional                                                                     312,534              124,782
       Investor                                                                          109,060               39,887
   Shares redeemed:
       Institutional                                                                  (4,121,950)          (6,690,034)
       Investor                                                                         (611,634)          (3,439,544)
                                                                               ------------------  -------------------
Net increase in net assets resulting
   from share transactions                                                             1,081,838            3,741,700
                                                                               ------------------  -------------------
   Total increase in net assets                                                          872,138            3,703,484
                                                                               ------------------  -------------------

Net Assets
   Beginning of period                                                                 6,132,625            2,429,141
                                                                               ------------------  -------------------
   End of period [including accumulated net
      investment income of $7,158 and $0, respectively]                              $ 7,004,763          $ 6,132,625
                                                                               ==================  ===================


Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
   Institutional Class                                                                 2,228,799            4,365,368
   Investor Class                                                                        570,142            2,634,172
Shares Reinvested:
   Institutional Class                                                                   162,090               63,429
   Investor Class                                                                         58,759               20,488
Shares Redeemed:
   Institutional Class                                                                (2,125,705)          (3,414,110)
   Investor Class                                                                       (318,580)          (1,765,074)
                                                                               ------------------  -------------------
Net Increase in Number of Shares Outstanding                                             575,505            1,904,273
                                                                               ==================  ===================


Jumper Strategic Advantage Fund
Financial Highlights Institutional Class

                                                          For the              For the              For the
                                                        year ended           year ended          period ended
                                                       June 30, 2001        June 30, 2000      June 30, 1999 (a)
                                                     ------------------   ------------------   ------------------

Selected Per Share Data
Net asset value, beginning of period                            $ 1.95               $ 1.96               $ 2.00
                                                     ------------------   ------------------   ------------------
Income from investment operations
   Net investment income                                          0.12                 0.11                 0.05
   Net realized and unrealized loss                              (0.06)               (0.01)               (0.04)
                                                     ------------------
                                                                          ------------------   ------------------
Total from investment operations                                  0.06                 0.10                 0.01
                                                     ------------------   ------------------   ------------------
Less distributions
   from net investment income                                    (0.12)               (0.10)               (0.05)
   from return of capital                                            -                (0.01)                   -
                                                     ------------------
                                                                          ------------------   ------------------
Total distribution                                               (0.12)               (0.11)               (0.05)
                                                     ------------------   ------------------   ------------------
Net asset value, end of period                                  $ 1.89               $ 1.95               $ 1.96
                                                     ==================   ==================   ==================

Total Return                                                     3.17%                5.17%                0.51% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                $ 4,749              $ 4,399              $ 2,429
Ratio of expenses to average net assets                          0.75%                0.75%                0.75% (c)
Ratio of expenses to average net assets
   before reimbursement                                          0.78%                0.82%                0.85% (c)
Ratio of net investment income to
   average net assets                                            6.36%                5.65%                3.89% (c)
Ratio of net investment income to
   average net assets before reimbursement                       6.33%                5.58%                3.79% (c)
Portfolio turnover rate                                         24.07%              187.73%              255.18% (c)



(a) For the Period October 26, 1998 (commencement of operations) to June 30, 1999.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.


Jumper Strategic Advantage Fund
Financial Highlights Investor Class

                                                          For the                 For the
                                                        year ended              period ended
                                                       June 30, 2001         June 30, 2000 (a)
                                                    --------------------     -------------------

Selected Per Share Data
Net asset value, beginning of period                             $ 1.95                  $ 1.98
                                                    --------------------     -------------------
Income from investment operations
   Net investment income                                           0.12                    0.08
   Net realized and unrealized loss                               (0.08)                  (0.03)
                                                    --------------------
                                                                             -------------------
Total from investment operations                                   0.04                    0.05
                                                    --------------------     -------------------
Less distributions
   from net investment income                                     (0.11)                  (0.08)
   from return of capital                                             -                       -
                                                    --------------------
                                                                             -------------------
Total distribution                                                (0.11)                  (0.08)
                                                    --------------------     -------------------
Net asset value, end of period                                   $ 1.88                  $ 1.95
                                                    ====================     ===================

Total Return                                                      2.31%                   2.49% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                 $ 2,256                 $ 1,734
Ratio of expenses to average net assets                           1.00%                   1.00% (c)
Ratio of expenses to average net assets
   before reimbursement                                           1.03%                   1.04% (c)
Ratio of net investment income to
   average net assets                                             6.11%                   5.87% (c)
Ratio of net investment income to
   average net assets before reimbursement                        6.08%                   5.82% (c)
Portfolio turnover rate                                          24.07%                 187.73% (c)



(a) For the Period November 2, 1999 (commencement of operations) to June 30, 2000.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.

                         Jumper Strategic Advantage Fund
                          Notes To Financial Statements
                                  June 30, 2001


NOTE 1.  ORGANIZATION

     Jumper Strategic Advantage Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on February 26, 1998 and commenced operations on October 26, 1998. The Trust is established under the laws of Ohio by on Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund's investment objective is to provide current income with a low amount of share price fluctuation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Fund's advisor (the "Advisor") the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

    Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

    Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. The Fund intends to pay dividends to avoid all income and excise taxes. At June 30, 2001, the Fund had a capital loss carryforward of $92,175; $42,851 expiring in 2004, $48,931 expiring in 2005,and $393 expiring in
2006.

    Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a daily basis and to pay such dividends monthly. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

    Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                         Jumper Strategic Advantage Fund
                          Notes To Financial Statements
                            June 30, 2001 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund  retains The Jumper  Group,  Inc.  (the  "Advisor")  to manage the
Fund's investments. Jay Colton Jumper, the Fund's portfolio manager, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all expenses of the Fund except brokerage fees and commissions, distribution fees (12b-1) for the Investor Class, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended June 30, 2001, the Advisor has earned a fee of $52,489 from the Fund. The Advisor has contractually agreed to reimburse the Fund for all fees and expenses of the non-interested person Trustees through October 31, 2001. For the year ended June 30, 2001, the Advisor reimbursed expenses of $2,112.

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger AmeriPrime Financial Services, Inc. served as Administrator to the Fund. The result of this merger is now Unified Fund Services, Inc. ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement.

     Prior to December 31, 2000, the Fund had retained Ameriprime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the fiscal year ended June 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of Ameriprime Financial Securities, Inc. and Unified Financial Securities, Inc.

     The Investor Class has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan permits the Fund to pay directly, or reimburse the Advisor or the distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Investor Class. For the year ended June 30, 2001, the Investor Class shares paid $4,925 in 12b-1 fees incurred by the Fund.

NOTE 4. INVESTMENTS

     For the year ended June 30, 2001, purchases and sales of investment securities, other than short term investments, aggregated $3,606,125 and $1,380,000, respectively. As of June 30, 2001, the gross unrealized appreciation for all securities totaled $58,179 and the gross unrealized depreciation for all securities totaled $320,515 for a net unrealized depreciation of $262,336. The aggregate cost of securities for federal income tax purposes at June 30, 2001 was $7,123,647.
                         Jumper Strategic Advantage Fund
                          Notes To Financial Statements
                            June 30, 2001 - continued


NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2001, Bear Sterns Securities Corp. for the benefit of its customers, beneficially owned more than 68% of the Investor Class shares of the Fund and Dawn K. Bullard beneficially owned more than 50% of the Institutional Class shares of the Fund.

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Jumper Strategic Advantage Fund (a series of the AmeriPrime Funds)

We have audited the accompanying statement of assets and liabilities of the Jumper Strategic Advantage Fund, including the schedule of portfolio investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of June 30, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Jumper Strategic Advantage Fund as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
July 24, 2001